UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

JUNE 30, 2017

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.0%
Hella KGaA Hueck & Co.	32,580	$1,603,594	(a)

Distributors - 1.1%
SA D’Ieteren NV	37,430	1,750,421	(a)

Hotels, Restaurants & Leisure - 2.6%
Elegant Hotels Group PLC	703,410	838,165	(a)
Ladbrokes Coral Group PLC	556,870	831,077	(a)
Melco International Development Ltd.	965,879	2,592,980	(a)

Total Hotels, Restaurants & Leisure		4,262,222

Household Durables - 2.0%
Even Construtora e Incorporadora SA	499,090	595,069
Token Corp.	6,935	854,178	(a)
TomTom NV	195,580	1,876,872	*(a)

Total Household Durables		3,326,119

Internet & Direct Marketing Retail - 1.8%
CJ O Shopping Co., Ltd.	9,067	1,516,105	(a)
eDreams ODIGEO SA	398,500	1,371,042	*(a)

Total Internet & Direct Marketing Retail		2,887,147

Media - 2.7%
Entertainment One Ltd.	451,000	1,294,898	(a)
KT Skylife Co., Ltd.	112,296	1,604,740	(a)
Modern Times Group MTG AB, Class B Shares	41,520	1,430,149	(a)

Total Media		4,329,787

Specialty Retail - 2.0%
Kathmandu Holdings Ltd.	735,581	1,096,801	(a)
Mekonomen AB	66,640	1,323,385	(a)
Sanrio Co., Ltd.	40,302	790,120	(a)

Total Specialty Retail		3,210,306

Textiles, Apparel & Luxury Goods - 2.4%
361 Degrees International Ltd.	3,714,819	1,360,812	(a)
Hosa International Ltd.	4,164,493	1,301,501	(a)
Jimmy Choo PLC	448,000	1,213,697	*(a)

Total Textiles, Apparel & Luxury Goods		3,876,010

TOTAL CONSUMER DISCRETIONARY		25,245,606

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 1.2%
MARR SpA	85,060	2,027,150	(a)

Food Products - 2.3%
Grupo Lala SAB de CV	456,610	837,050
Nomad Foods Ltd.	65,750	927,733	*
Wessanen	111,560	1,897,485	(a)

Total Food Products		3,662,268

Personal Products - 0.6%
Ontex Group NV	29,040	1,031,893	(a)

Tobacco - 0.4%
PT Wismilak Inti Makmur Tbk	19,824,676	637,129	(a)

TOTAL CONSUMER STAPLES		7,358,440

ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Shinko Plantech Co., Ltd.	155,201	1,200,718	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.5%
QGEP Participacoes SA	550,060	$996,215
Soco International PLC	441,840	672,420	(a)
TransGlobe Energy Corp.	551,070	730,907	*

Total Oil, Gas & Consumable Fuels		2,399,542

TOTAL ENERGY		3,600,260

FINANCIALS - 10.5%
Banks - 2.4%
Atlas Mara Ltd.	154,510	385,623	*(a)
Banca Sistema SpA	432,290	1,166,355	(a)(b)
Permanent TSB Group Holdings PLC	351,300	1,104,045	*(a)
San-In Godo Bank Ltd.	150,700	1,270,979	(a)

Total Banks		3,927,002

Capital Markets - 8.1%
Anima Holding SpA	179,020	1,290,418	(a)(b)
Ashmore Group PLC	170,090	782,739	(a)
Azimut Holding SpA	38,840	781,211	(a)
Fairfax India Holdings Corp.	101,790	1,627,622	*(b)
GCA Corp.	162,597	1,451,829	(a)
Hellenic Exchanges - Athens Stock Exchange SA Holding	148,770	964,815	(a)
Ichiyoshi Securities Co., Ltd.	96,449	810,792	(a)
JAFCO Co., Ltd.	39,526	1,598,013	*(a)
KIWOOM Securities Co., Ltd.	17,481	1,427,086	(a)
Man Group PLC	694,860	1,402,135	(a)
OM Asset Management PLC	69,310	1,029,947

Total Capital Markets		13,166,607

TOTAL FINANCIALS		17,093,609

HEALTH CARE - 2.4%
Health Care Providers & Services - 0.6%
Qualicorp SA	117,710	1,019,734

Pharmaceuticals - 1.8%
Livzon Pharmaceutical Group Inc., Class H Shares	281,924	1,986,440	(a)
Luye Pharma Group Ltd.	1,638,700	898,250	(a)

Total Pharmaceuticals		2,884,690

TOTAL HEALTH CARE		3,904,424

INDUSTRIALS - 29.5%
Air Freight & Logistics - 1.6%
SBS Holdings Inc.	193,694	1,538,497	(a)
Wincanton PLC	309,213	1,007,991	(a)

Total Air Freight & Logistics		2,546,488

Building Products - 1.7%
Tarkett SA	39,220	1,823,736	(a)
Tyman PLC	186,930	863,087	(a)

Total Building Products		2,686,823

Commercial Services & Supplies - 2.6%
Cape PLC	265,410	649,100	(a)
Elis SA	80,210	1,838,400	(a)
Renewi PLC	1,612,272	1,740,066	(a)

Total Commercial Services & Supplies		4,227,566

Construction & Engineering - 0.9%
Morgan Sindall Group PLC	93,830	1,516,106	(a)

Electrical Equipment - 2.5%
Nexans SA	16,990	930,789	*(a)
Philips Lighting NV	40,960	1,512,605	*(a)(b)
Vitzrocell Co., Ltd.	92,337	550,970	(a)(c)
Zumtobel Group AG	57,450	1,066,444	(a)

Total Electrical Equipment		4,060,808

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Machinery - 8.8%
Bucher Industries AG, Registered Shares	6,510	$2,048,823	(a)
CIMC Enric Holdings Ltd.	1,581,234	988,932	(a)
CKD Corp.	91,067	1,390,144	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	2,574,087	1,088,055	(a)
Doosan Bobcat Inc.	27,281	848,879	(a)
Ebara Corp.	52,609	1,461,692	(a)
Kurita Water Industries Ltd.	47,789	1,304,097	(a)
Luxfer Holdings PLC, ADR	22,668	289,924
Manitou BF SA	15,692	491,552	(a)
Meidensha Corp.	301,670	1,036,275	(a)
Skellerup Holdings Ltd.	715,780	893,796	(a)
Tadano Ltd.	144,567	1,741,663	(a)
Vesuvius PLC	107,140	742,127	(a)

Total Machinery		14,325,959

Marine - 1.9%
D/S Norden A/S	104,860	1,908,791	*(a)
Diana Shipping Inc.	287,490	1,167,209	*

Total Marine		3,076,000

Professional Services - 5.4%
Applus Services SA	176,830	2,230,734	(a)
McMillan Shakespeare Ltd.	63,800	656,767	(a)
Outsourcing Inc.	33,967	1,658,776	(a)
Quick Co., Ltd.	71,894	965,685	(a)
SThree PLC	334,450	1,342,278	(a)
TechnoPro Holdings Inc.	45,778	1,844,802	(a)

Total Professional Services		8,699,042

Road & Rail - 1.3%
Europcar Groupe SA	145,120	2,124,588	*(a)(b)

Trading Companies & Distributors - 1.2%
Lumax International Corp., Ltd.	383,604	741,964	(a)
Nishio Rent All Co., Ltd.	39,409	1,258,742	(a)

Total Trading Companies & Distributors		2,000,706

Transportation Infrastructure - 1.6%
Shenzhen International Holdings Ltd.	670,764	1,231,172	(a)
Yuexiu Transport Infrastructure Ltd.	1,967,316	1,415,836	(a)

Total Transportation Infrastructure		2,647,008

TOTAL INDUSTRIALS		47,911,094

INFORMATION TECHNOLOGY - 10.1%
Electronic Equipment, Instruments & Components - 4.0%
Acal PLC	214,190	844,734	(a)
Datalogic SpA	71,165	1,918,832	(a)
Laird PLC	678,940	1,224,878	(a)
Osaki Electric Co., Ltd.	129,030	966,816	(a)
Technovator International Ltd.	2,518,120	829,148	(a)
Wasion Group Holdings Ltd.	1,590,476	734,050	(a)

Total Electronic Equipment, Instruments & Components		6,518,458

Internet Software & Services - 0.8%
Dena Co., Ltd.	52,708	1,182,101	(a)

IT Services - 4.2%
CSE Global Ltd.	3,069,200	959,869	(a)
Equiniti Group PLC	433,065	1,408,892	(a)(b)
Indra Sistemas SA	106,763	1,542,379	*(a)
Sword Group	21,981	898,182	(a)
Zuken Inc.	143,306	2,012,279	(a)

Total IT Services		6,821,601

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Ambarella Inc.	24,010	$1,165,685	*

Technology Hardware, Storage & Peripherals - 0.4%
Spigen Korea Co., Ltd.	18,463	663,306	(a)

TOTAL INFORMATION TECHNOLOGY		16,351,151

MATERIALS - 11.6%
Chemicals - 2.8%
Denka Co., Ltd.	203,100	1,050,205	(a)
Green Seal Holding Ltd.	198,280	822,553	(a)
Kemira OYJ	137,390	1,736,114	(a)
Ube Industries Ltd.	354,760	914,396	(a)

Total Chemicals		4,523,268

Construction Materials - 2.5%
Cementir Holding SpA	176,520	1,056,527	(a)
Low & Bonar PLC	1,190,740	1,319,303	(a)
Wienerberger AG	72,230	1,641,747	(a)

Total Construction Materials		4,017,577

Containers & Packaging - 1.6%
Greatview Aseptic Packaging Co., Ltd.	4,138,914	2,588,972	(a)

Metals & Mining - 4.2%
APERAM	13,930	650,630	(a)
Centamin PLC	652,420	1,317,176	(a)
Centerra Gold Inc.	283,970	1,550,361
Novagold Resources Inc.	402,610	1,825,530	*
Outokumpu OYJ	70,820	567,594	(a)
Vietnam Enterprise Investments Ltd., Class C Shares	191,590	951,183	*(a)

Total Metals & Mining		6,862,474

Paper & Forest Products - 0.5%
Duratex SA	324,850	801,118

TOTAL MATERIALS		18,793,409

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Grivalia Properties REIC AE	85,110	888,954	(a)
Lar Espana Real Estate Socimi SA	161,070	1,485,315	(a)
Mapletree Logistics Trust	1,303,901	1,131,787	(a)

Total Equity Real Estate Investment Trusts (REITs)		3,506,056

Real Estate Management & Development - 6.1%
Aroundtown Property Holdings PLC	146,180	793,880	(a)
Ascendas India Trust	1,379,490	1,135,967	(a)
Investors Cloud Co., Ltd.	21,271	1,040,522	(a)
Kenedix Inc.	163,140	770,199	(a)
Leopalace21 Corp.	197,878	1,229,023	(a)
publity AG	32,200	1,305,661	(a)
Samty Co., Ltd.	97,646	1,066,881	(a)
Sun Frontier Fudousan Co., Ltd.	180,631	1,818,533	(a)
Supalai PCL	992,310	759,495	(a)

Total Real Estate Management & Development		9,920,161

TOTAL REAL ESTATE		13,426,217

UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
China Datang Corp. Renewable Power Co., Ltd., Class H Shares	7,148,570	778,439	*(a)
Huadian Fuxin Energy Corp., Ltd., Class H Shares	3,369,840	807,163	(a)

TOTAL UTILITIES		1,585,602

TOTAL COMMON STOCKS (Cost - $136,616,662)		155,269,812

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Alpargatas SA	214,200	$886,438

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,422,734)		156,156,250

	RATE
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $6,806,939)	0.822%	6,806,939	6,806,939

TOTAL INVESTMENTS - 100.4% (Cost - $144,229,673#)			162,963,189
Liabilities in Excess of Other Assets - (0.4)%			(625,788)

TOTAL NET ASSETS - 100.0%			$162,337,401

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIC	— Real Estate Investment Company
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$595,069	$24,650,537	—	$25,245,606
Consumer Staples	1,764,783	5,593,657	—	7,358,440
Energy	1,727,122	1,873,138	—	3,600,260
Financials	2,657,569	14,436,040	—	17,093,609
Health Care	1,019,734	2,884,690	—	3,904,424
Industrials	1,457,133	45,902,991	$550,970	47,911,094
Information Technology	1,165,685	15,185,466	—	16,351,151
Materials	4,177,009	14,616,400	—	18,793,409
Real Estate	—	13,426,217	—	13,426,217
Utilities	—	1,585,602	—	1,585,602
Preferred Stocks	886,438	—	—	886,438

Total Long-Term Investments	15,450,542	140,154,738	550,970	156,156,250

Short-Term Investments†	6,806,939	—	—	6,806,939

Total Investments	$22,257,481	$140,154,738	$550,970	$162,963,189

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $139,395,243 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At June 30, 2017, securities valued at $759,495 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$26,609,014
Gross unrealized depreciation	(7,875,498)

Net unrealized appreciation	$18,733,516

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2017